Revenue (Tables)	6 Months Ended
Sep. 30, 2018
Revenue from Contracts with Customers [Abstract]
Schedule of disaggregation of revenue from contracts with customers

Revenue for the six months ended 30 September 2018	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NG Ventures and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,559	322	315	152	2,348
Distribution	—	—	3,478	—	3,478
Other[1]	—	—	—	138	138

Total IFRS 15 revenue	1,559	322	3,793	290	5,964
Other revenue[2]
Generation	—	—	183	—	183
Other	3	25	77	95	200

Total other revenue	3	25	260	95	383

Total revenue from continuing operations	1,562	347	4,053	385	6,347

Geographic split of revenue for the six months ended 30 September 2018	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NG Ventures and Other £m	Total £m
Revenue under IFRS 15
UK	1,559	322	—	290	2,171
US	—	—	3,793	—	3,793

Total IFRS 15 revenue	1,559	322	3,793	290	5,964
Other revenue
UK	3	25	—	73	101
US2	—	—	260	22	282

Total other revenue	3	25	260	95	383

Total revenue from continuing operations	1,562	347	4,053	385	6,347

1.	Other IFRS 15 revenue relates to revenue generated from metering businesses.

2.	Other revenue principally consists of income relating to US generation contracts where we act as lessor under the leasing standard (IAS 17).